Segment Information (Details) $ in Millions	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Sep. 30, 2016 USD ($) segment	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of business segments | segment														4		4
Summary of Operations
Net interest income	$ 80	$ 76	$ 73	$ 73	$ 65	$ 61	$ 64	$ 63	$ 58	$ 41	$ 43	$ 47	$ 56	$ 236	$ 211	$ 287	$ 247	$ 186
Net gain on loan sales	94	46	68	83	91	53	52	55	45	45	75	144	137	259	242	288	206	402
Representation and warranty (provision) benefit	6	6	6	5	2	6	(13)	(5)	2	15	(5)	(29)	(17)	12	13	19	(10)	(36)
Other noninterest income	56		54											118	118
Total net interest income and noninterest income	236		201											625	584
Benefit (provision) for loan losses	(7)	1	1	13	4	(5)	(8)	(6)	(112)	(14)	(4)	(31)	(21)	9	18	19	(132)	(70)
Asset resolution	(2)		0											(6)	(13)	(15)	(57)	(52)
Depreciation and amortization expense	(8)		(6)											(23)	(17)
Other noninterest expense	(132)		(125)											(389)	(377)
Total noninterest expense	(142)		(131)											(418)	(407)
Income (loss) before income taxes	87	45	71	74	50	15	(38)	38	(118)	(248)	14	61	23	216	195	240	(103)	(149)
Provision for income taxes	(30)	$ (12)	(24)	$ (28)	$ (18)	(4)	10	(12)	40	410	0	6	0	(73)	(70)	(82)	34	416
Net income (loss)	57		47			$ 11	$ (28)	$ 26	$ (78)	$ 162	$ 14	$ 67	$ 23	143	125	158	(69)	267
Average balances
Loans with government guarantees	3,416		2,200											3,071	2,088	2,188	1,554	2,548
Loans held-for-investment																633	1,216	1,477
Total assets	5,848		5,412											5,695	4,885	5,076	4,122	4,411
Total assets	14,148		12,305											13,711	11,663	11,956	9,886	12,555
Average Loans With Government Guarantees	432		547											450	679
Deposits	9,126		8,260											8,603	7,791	7,877	6,734	7,373
Mortgage Origination
Summary of Operations
Net interest income	21		18											61	52
Net gain on loan sales	95		72											251	255
Representation and warranty (provision) benefit	6		6											12	13
Other noninterest income	4		26											17	60
Total net interest income and noninterest income	126		122											341	380
Benefit (provision) for loan losses	0		0											0	0
Asset resolution	0													0	0
Depreciation and amortization expense	(2)		(1)											(4)	(2)
Other noninterest expense	(64)		(56)											(182)	(174)
Total noninterest expense	(66)		(57)											(186)	(176)
Income (loss) before income taxes	60		65											155	204
Provision for income taxes	0		0											0	0
Net income (loss)	60		65											155	204
Average balances
Loans with government guarantees	3,400		2,179											2,988	2,052	2,148	1,472	2,312
Loans held-for-investment																0	0	12
Total assets	5		4											6	3	4	1	0
Total assets	4,238		2,709											3,688	2,555	2,661	1,630	3,277
Average Loans With Government Guarantees	0		0											0	0
Deposits	0		0											0	0	0	0	0
Mortgage Servicing
Summary of Operations
Net interest income	10		3											23	10
Net gain on loan sales	0		0											0	0
Representation and warranty (provision) benefit	0		0											0	0
Other noninterest income	13		15											39	42
Total net interest income and noninterest income	23		18											62	52
Benefit (provision) for loan losses	0		0											0	0
Asset resolution	(2)													(6)	(12)
Depreciation and amortization expense	0		(1)											(2)	(2)
Other noninterest expense	(25)		(27)											(70)	(80)
Total noninterest expense	(27)		(28)											(78)	(94)
Income (loss) before income taxes	(4)		(10)											(16)	(42)
Provision for income taxes	0		0											0	0
Net income (loss)	(4)		(10)											(16)	(42)
Average balances
Loans with government guarantees	0		0											0	0	0	20	49
Loans held-for-investment																633	1,216	1,465
Total assets	0		0											0	0	0	0	0
Total assets	623		860											676	1,004	944	1,349	1,699
Average Loans With Government Guarantees	432		547											450	679
Deposits	1,853		1,487											1,523	1,189	1,203	750	837
Community Banking
Summary of Operations
Net interest income	54		45											150	126
Net gain on loan sales	(1)		(4)											8	(13)
Representation and warranty (provision) benefit	0		0											0	0
Other noninterest income	8		11											21	19
Total net interest income and noninterest income	61		52											179	132
Benefit (provision) for loan losses	(7)		1											9	18
Asset resolution	0													0	(1)
Depreciation and amortization expense	(1)		(1)											(5)	(4)
Other noninterest expense	(43)		(39)											(131)	(116)
Total noninterest expense	(44)		(40)											(136)	(121)
Income (loss) before income taxes	10		13											52	29
Provision for income taxes	0		0											0	0
Net income (loss)	10		13											52	29
Average balances
Loans with government guarantees	16		21											83	36	40	62	187
Loans held-for-investment																0	0	0
Total assets	5,843		5,348											5,689	4,786	4,986	3,975	4,325
Total assets	5,904		5,336											5,798	4,753	4,972	3,943	4,509
Average Loans With Government Guarantees	0		0											0	0
Deposits	7,273		6,773											7,080	6,602	6,674	5,984	6,529
Other
Summary of Operations
Net interest income	(5)		7											2	23
Net gain on loan sales	0		0											0	0
Representation and warranty (provision) benefit	0		0											0	0
Other noninterest income	31		2											41	(3)
Total net interest income and noninterest income	26		9											43	20
Benefit (provision) for loan losses	0		0											0	0
Asset resolution	0													0	0
Depreciation and amortization expense	(5)		(3)											(12)	(9)
Other noninterest expense	0		(3)											(6)	(7)
Total noninterest expense	(5)		(6)											(18)	(16)
Income (loss) before income taxes	21		3											25	4
Provision for income taxes	(30)		(24)											(73)	(70)
Net income (loss)	(9)		(21)											(48)	(66)
Average balances
Loans with government guarantees	0		0											0	0	0	0	0
Loans held-for-investment																0	0	0
Total assets	0		60											0	96	86	146	86
Total assets	3,383		3,400											3,549	3,351	3,379	2,964	3,070
Average Loans With Government Guarantees	0		0											0	0
Deposits	0		0											0	0	0	0	7
Operating Segments
Summary of Operations
Net interest income																287	247	186
Net gain on loan sales																288	206	402
Representation and warranty (provision) benefit																19	(10)	(36)
Other noninterest income																163	165	287
Total net interest income and noninterest income																757	608	839
Benefit (provision) for loan losses																19	(132)	(70)
Asset resolution																(15)	(57)	(52)
Depreciation and amortization expense																(24)	(24)	(23)
Other noninterest expense																(497)	(498)	(843)
Total noninterest expense																(536)	(579)	(918)
Income (loss) before income taxes																240	(103)	(149)
Provision for income taxes																(82)	34	416
Net income (loss)																158	(69)	267
Operating Segments | Mortgage Origination
Summary of Operations
Net interest income																72	56	74
Net gain on loan sales																303	209	401
Representation and warranty (provision) benefit																19	(10)	(36)
Other noninterest income																78	70	149
Total net interest income and noninterest income																472	325	588
Benefit (provision) for loan losses																0	0	0
Asset resolution																(1)	(3)	(6)
Depreciation and amortization expense																(3)	(1)	(1)
Other noninterest expense																(228)	(206)	(351)
Total noninterest expense																(232)	(210)	(358)
Income (loss) before income taxes																240	115	230
Provision for income taxes																0	0	0
Net income (loss)																240	115	230
Operating Segments | Mortgage Servicing
Summary of Operations
Net interest income																13	20	32
Net gain on loan sales																0	0	0
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																56	58	62
Total net interest income and noninterest income																69	78	94
Benefit (provision) for loan losses																0	0	0
Asset resolution																(13)	(50)	(55)
Depreciation and amortization expense																(3)	(6)	(6)
Other noninterest expense																(107)	(123)	(113)
Total noninterest expense																(123)	(179)	(174)
Income (loss) before income taxes																(54)	(101)	(80)
Provision for income taxes																0	0	0
Net income (loss)																(54)	(101)	(80)
Operating Segments | Community Banking
Summary of Operations
Net interest income																171	150	160
Net gain on loan sales																(15)	(3)	1
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																25	22	27
Total net interest income and noninterest income																181	169	188
Benefit (provision) for loan losses																19	(132)	(70)
Asset resolution																(1)	(4)	9
Depreciation and amortization expense																(6)	(5)	(4)
Other noninterest expense																(153)	(158)	(186)
Total noninterest expense																(160)	(167)	(181)
Income (loss) before income taxes																40	(130)	(63)
Provision for income taxes																0	0	0
Net income (loss)																40	(130)	(63)
Operating Segments | Other
Summary of Operations
Net interest income																31	21	(80)
Net gain on loan sales																0	0	0
Representation and warranty (provision) benefit																0	0	0
Other noninterest income																4	15	49
Total net interest income and noninterest income																35	36	(31)
Benefit (provision) for loan losses																0	0	0
Asset resolution																0	0	0
Depreciation and amortization expense																(12)	(12)	(12)
Other noninterest expense																(9)	(11)	(193)
Total noninterest expense																(21)	(23)	(205)
Income (loss) before income taxes																14	13	(236)
Provision for income taxes																(82)	34	416
Net income (loss)																(68)	47	180
Intersegment Eliminations
Summary of Operations
Total net interest income and noninterest income	0		0											0	0	0	0	0
Intersegment Eliminations | Mortgage Origination
Summary of Operations
Total net interest income and noninterest income	(1)		3											1	9	10	(2)	(32)
Intersegment Eliminations | Mortgage Servicing
Summary of Operations
Total net interest income and noninterest income	5		5											16	13	17	18	51
Intersegment Eliminations | Community Banking
Summary of Operations
Total net interest income and noninterest income	0		(4)											(1)	(13)	(15)	(3)	3
Intersegment Eliminations | Other
Summary of Operations
Total net interest income and noninterest income	$ (4)		$ (4)											$ (16)	$ (9)	$ (12)	$ (13)	$ (22)